Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Shareholders' Equity

Note 18 – Shareholders’ Equity

(a)	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares (191,892,691 common shares issued and outstanding as at December 31, 2022) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital in the years ended December 31, 2022 and 2021 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2021	190,956,476	$5,580.1
Exercise of stock options	5,614	0.5
Vesting of restricted share units	58,457	6.1
Dividend reinvestment plan	313,845	41.8
Balance at December 31, 2021	191,334,392	$5,628.5

Balance at January 1, 2022	191,334,392	$5,628.5
Exercise of stock options	148,295	12.2
Vesting of restricted share units	49,919	6.4
Dividend reinvestment plan	360,085	48.2
Balance at December 31, 2022	191,892,691	$5,695.3

(b)	At-the-Market Equity Program

On May 11, 2020, the Company established an at-the-market equity program (the “ATM Program”) permitting the Company to issue up to an aggregate of $300 million worth of common shares from treasury at prevailing market prices to the public through the Toronto Stock Exchange, the New York Stock Exchange or any other marketplace on which the common shares are listed, quoted or otherwise traded. The volume and timing of distributions under the ATM Program were determined at the Company’s sole discretion, subject to applicable regulatory limitations and blackout periods. The ATM Program expired on May 28, 2022.

In 2022 and 2021, the Company did not issue any common shares under its ATM program.

(c)	Dividends

In 2022, the Company declared dividends of $1.28 per common share (2021 - $1.16 per common share).

Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	2022	2021
Cash dividends	$197.6	$179.6
DRIP dividends	48.2	41.8
	$245.8	$221.4

(d)	Stock-Based Payments

On March 7, 2018, the Company’s Board of Directors adopted an amended and restated share compensation plan covering both stock options and RSUs effective May 9, 2018 (the “Plan”). Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors. The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant. The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant. Options expire on the earlier of the expiry date or the date of termination and are non-transferable. The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 9,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

Options to purchase common shares of the Company granted during the years ended December 31, 2022 and 2021 were as follows:

		Weighted
		average exercise
	Number	price
Stock options outstanding, at January 1, 2021	745,962	C$	90.08
Granted	81,698	C$	168.43
Exercised	(5,614)	C$	87.60
Forfeited	—	C$	—
Stock options outstanding, at December 31, 2021	822,046	C$	97.88

Stock options outstanding, at January 1, 2022	822,046	C$	97.88
Granted	67,604	C$	183.61
Exercised	(148,295)	C$	82.81
Forfeited	(16,702)	C$	168.43
Stock options outstanding, at December 31, 2022	724,653	C$	107.34

Exercisable stock options, at December 31, 2021	664,589	C$	83.03
Exercisable stock options, at December 31, 2022	584,522	C$	90.84

Options granted in 2022 and 2021 have a ten-year term and vest over five years in equal portions on the anniversary of the grant date. The fair value of stock options granted in 2022 was $2.5 million (2021 – $2.5 million), based on a weighted average fair value of C$47.35 per stock option (2021 - C$37.96 per stock option) based on the following assumptions:

	2022	2021
Risk-free interest rate	2.93%	1.21%
Expected dividend yield	0.92%	0.91%
Expected price volatility of the Company’s common shares	30.0%	29.1%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

In the year ended December 31, 2022, an expense of $1.8 million (2021 - $2.1 million) related to stock options has been included in the consolidated statement of income and other comprehensive income, and $0.1 million (2021 - $0.1 million) was capitalized to royalty, stream and working interests. As at December 31, 2022, there was $3.1 million (2021 – $3.3 million) of total unrecognized non-cash stock-based compensation relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 2.7 years (2021 – 2.5 years).

Options to purchase common shares outstanding at December 31, 2022, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$40.87	28,056	28,056	0.94
C$46.17	37,500	37,500	0.63
C$58.67	20,000	20,000	2.64
C$59.52	31,795	31,795	1.95
C$65.76	55,353	55,353	2.95
C$75.45	119,574	119,574	3.95
C$88.76	45,082	45,082	5.64
C$94.57	59,221	59,221	5.95
C$100.10	56,470	56,470	4.94
C$129.32	77,408	77,408	6.95
C$168.43	64,996	13,000	8.94
C$168.72	7,968	—	9.64
C$171.33	61,594	41,063	7.95
C$178.01	8,030	—	9.38
C$181.57	29,470	—	9.37
C$185.70	2,299	—	9.88
C$194.65	19,837	—	9.95
	724,653	584,522	5.44

(e)	Restricted Share Units

Changes in the number of RSUs outstanding during the years ended December 31, 2022 and 2021 were as follows:

	Performance-	Time-based
	based RSUs	RSUs	Total RSUs
Balance at January 1, 2021	66,996	35,712	102,708
Granted	38,803	15,840	54,643
Settled	(39,005)	(19,452)	(58,457)
Balance at December 31, 2021	66,794	32,100	98,894

Balance at January 1, 2022	66,794	32,100	98,894
Granted	37,486	15,643	53,129
Settled	(33,229)	(16,690)	(49,919)
Balance at December 31, 2022	71,051	31,053	102,104

The fair value of the RSUs granted in 2022 was $7.9 million (2021 - $7.2 million). Included in the Company’s stock-based compensation expense is an amount of $6.4 million (2021 – $6.3 million) relating to RSUs. In addition, $0.2 million related to the RSUs was capitalized to royalty, stream and working interests (2021 – $0.2 million). As at December 31, 2022, there is $9.4 million (2021 – $8.7 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested RSUs granted under the Plan, which is expected to be recognized over a weighted average period of 2.2 years (2021 – 2.2 years).

(f)	Deferred Share Unit Plan

Changes in the number of DSUs outstanding during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Balance at beginning of year	107,635	119,025
Granted	14,703	15,416
Settled	(12,210)	(26,806)
Balance at end of year	110,128	107,635

The value of the DSU liability as at December 31, 2022 was $15.0 million (2021 - $14.9 million) and is included in accounts payable and accrued liabilities on the statement of financial position.

(g)	Outstanding Stock Options and Restricted Share Units

The following table sets out the maximum shares that would be outstanding if all of the stock options and RSUs at December 31, 2022 and 2021 were exercised:

	2022	2021
Common shares outstanding	191,892,691	191,334,392
Stock options	724,653	822,046
Restricted Share Units	102,104	98,894
	192,719,448	192,255,332